Commitments (Future Minimum Lease Payments) (Details) $ in Thousands	Mar. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Fiscal 2017	$ 14,767
Fiscal 2018	10,781
Fiscal 2019	7,374
Fiscal 2020	5,043
Fiscal 2021	3,839
Thereafter	2,663
Total	$ 44,467